Note 13 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Current assets	$ 5,557		$ 4,541
Non-current assets	22,601		11,445
Current liabilities	19,559		20,033
Long-term liabilities	93,796		$ 76,022
Net operating revenues	18,982	$ 11,627
Net loss	(5,838)	$ 290
City of Athens [Member]
Current assets	37
Non-current assets	4,740
Current liabilities
Long-term liabilities
Net operating revenues
Net loss	(2)
Eco Nine [Member]
Current assets	37
Non-current assets	3,136
Current liabilities
Long-term liabilities
Net operating revenues
Net loss	$ (18)